Reconciliation of Changes in Allowance for Loans Receivable Current (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Balance at beginning of year	$ 28	$ 28	$ 27
Reversal for collection of bad debt			2
Translation adjustment	2	0	(1)
Balance at end of year	$ 30	$ 28	$ 28